N-4	Jul. 25, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jul. 25, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.37%	1.61%	0.04%	1.57%

The LVIP Macquarie Wealth Builder Fund and the LVIP Western Asset Core Bond Fund will not be available in contracts issued on or after August 18, 2025.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective on or about August 18, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or if you are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), the LVIP Franklin Templeton Core Bond Fund will be added to the list of funds in Group 1 and the list of funds to which you much allocate 100% of your Contract Value or i4LIFE® Advantage Account Value.

The following changes apply to Investment Requirements for other Living Benefit Riders If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 and on and after August 19, 2024, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Market Select® Advantage, 4LATER® Select Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, the LVIP Franklin Templeton Core Bond Fund will be added to the list of funds in Group 1 and to the list of funds to which you must allocate 100% of your i4LIFE® Advantage Account Value.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018 and prior to August 19, 2024. The LVIP Franklin Templeton Core Bond Fund will be added to the list of funds to which you may allocate 100% of your Contract Value.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.37%	1.61%	0.04%	1.57%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective on or about August 18, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or if you are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), the LVIP Franklin Templeton Core Bond Fund will be added to the list of funds in Group 1 and the list of funds to which you much allocate 100% of your Contract Value or i4LIFE® Advantage Account Value.

The following changes apply to Investment Requirements for other Living Benefit Riders If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 and on and after August 19, 2024, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Market Select® Advantage, 4LATER® Select Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, the LVIP Franklin Templeton Core Bond Fund will be added to the list of funds in Group 1 and to the list of funds to which you must allocate 100% of your i4LIFE® Advantage Account Value.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018 and prior to August 19, 2024. The LVIP Franklin Templeton Core Bond Fund will be added to the list of funds to which you may allocate 100% of your Contract Value.

LVIP Franklin Templeton Core Bond Fund – Standard Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund – Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	1.61%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.57%